Stock-Based Compensation - Schedule of RSU Information and Activity (Q3) (Details) - Restricted Stock Units (RSUs) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Number of Restricted Stock Units
Outstanding at beginning of period (in shares)	17,504
Vested and released (in shares)	(1,094)	(43,875)
Outstanding at end of period (in shares)	16,410	17,504
Weighted Average Grant Date Fair Value Per Share
Outstanding at beginning of period (in dollars per share)	$ 9.51
Vested and released (in dollars per share)	9.51	$ 8.16
Outstanding at end of period (in dollars per share)	$ 9.51